SHARE CAPITAL (Details Narrative) - USD ($)																														1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 30, 2024	Dec. 27, 2024	Dec. 12, 2024	Nov. 15, 2024	Nov. 01, 2024	Oct. 23, 2024	Oct. 22, 2024	Oct. 21, 2024	Oct. 11, 2024	Aug. 15, 2024	Aug. 02, 2024	Jul. 18, 2024	Jul. 11, 2024	Jun. 28, 2024	Jun. 05, 2024	May 10, 2024	Apr. 17, 2024	Apr. 12, 2024	Apr. 09, 2024	Dec. 12, 2023	Dec. 04, 2023	Nov. 01, 2023	Oct. 31, 2023	Aug. 03, 2023	Jul. 13, 2023	Jun. 28, 2023	Apr. 07, 2023	Jan. 19, 2023	Sep. 24, 2020	Sep. 10, 2024	Jun. 30, 2023	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 18, 2025	May 21, 2024	Mar. 30, 2023	Jan. 18, 2023
IfrsStatementLineItems [Line Items]
Proceeds from issuance of shares										$ 3,977,269				$ 5,999,999			$ 250,000		$ 260,000				$ 1,554,700												$ 5,780,750	$ 24,067,763
Fair value of warrants															$ 626,482
Fair value of preferred shares															138,824
Value of shares issued															253,840
Proceeds from exercise of warrants																																			3,608,571	61,950
Loss on extinguishment															(601,163)																			601,163
Net proceeds from issuance of preferred shares															105,000
Fair value of warrants extinguished															$ 312,983
Share issuance costs										$ 419,941
Value of shares outstanding																																$ 104,916,071		104,916,071	85,714,727
Financial liabilities																																$ 1,069,413		$ 1,069,413
Stock option plan description																																		Under the Plan the maximum number of shares reserved for issuance may not exceed 15% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the market price of the Company’s stock at the date of grant, less a discount of up to 25%. Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted
Options term																																		ten years
Risk free rate																																		15.00%
Warrant exercise agreements [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants																												$ 2,875,580											$ 3,410,100
Proceeds from exercise of warrants																												$ 3,608,571
Strike price																												$ 23,940
Warrant exercise price																												$ 25,200												$ 28,980
Warrant term																												5 years
Discount rate																												15.00%
Warrants to purchase common shares																												143.2
Investors [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance of shares					$ 360,000
Legal fees					$ 4,000
Redemption description					This agreement provides that in the event that the Company raises more than $250,000 from an equity line of credit, the Company will be required to redeem 20% of the amount of the equity line of credit invested by investors
Investors [member] | Registered offering [member]
IfrsStatementLineItems [Line Items]
Equity line of credit				$ 7,000,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										8,000				2,411	152,000		156		156				1,484.1		408.3	397				2,272,940		787,733		787,733	3,169
Proceeds from issuance of shares																														$ 3,746,813.40
Value of shares issued																														$ 3,724,084
Number of shares issued upon exercise																		150				25.7					135.8			227,294
Strike price										$ 24.00				$ 144.00	$ 1.67								$ 819.00		$ 5,670	$ 5,670
Number of shares outstanding																																787,733		787,733	3,169		3,016,519
Proceeds from issuance of ordinary shares																							$ 1,215,500		$ 2,315,250	$ 2,250,000
Share consolidation descriprion		the Company consolidated (each a “Share”) its common shares on the basis of 10 pre-consolidation Shares for one (1) post-consolidation share. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares									the Company consolidated (each a “Share”) its common shares on the basis of 18 pre-consolidation Shares for one (1) post-consolidation share. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares										the Company consolidated (each a “Share”) its common shares on the basis of 7 pre-consolidation Shares for one (1) post-consolidation share. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares			the Company consolidated (each a “Share”) its common shares on the basis of 100 pre-consolidation Shares for one (1) post-consolidation share. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares					the Company consolidated (each a “Share”) its common shares on the basis of 145 pre-consolidation Shares for one (1) post-consolidation share. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares
Ordinary shares [member] | Supplier [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																						79
Value of shares issued																																						$ 34,286
Ordinary shares [member] | Investors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					8,000										844
Value of shares issued															$ 253,838
Number of shares issued upon conversion			24,583	20,267					8,666.70
Ordinary shares [member] | Investors [member] | Registered offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				538,462
Number of shares exercised																																335,600
Proceeds from exercise of shares																																$ 1,964,497
Ordinary shares [member] | Institutional investor [member]
IfrsStatementLineItems [Line Items]
Number of shares issued															156
Value of shares issued
Ordinary shares [member] | Multiple investors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued upon conversion							15,033	59,997
Class C preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued												293			118		290		290													909		909
Valuation loss																	$ 91,176		$ 186,047
Fair value of preferred shares												$ 344,706					341,176		341,176
Carrying value of shares issued																	$ 250,000		$ 155,129
Amount credited to share capital																		$ 87,210
Loss on extinguishment												$ 1,257,315
Net proceeds from issuance of preferred shares															$ 105,000
Stated value																																$ 1,000		$ 1,000
Number of shares outstanding																																909		909
Number of shares authorised																																2,000		2,000
Shares description																																		Holders of Class C Preferred Shares are entitled to vote together with the holders of Common Shares on an as converted basis, 0% dividend, Stated Value of $1,000 per share, is convertible, at anytime and from time to time, into that number of shares of Common Shares determined by dividing the Stated Value of such Class C Preferred Share by the conversion price thereof. The conversion price is the lowest of $572.40 (subject to reverse split adjustments), or 85% of the average market price in the previous ten days. The company may redeem the Class C preferred shares at an exercise price of 1.25 and 1.35 times the stated value within 90 days and 90-180 days from issuance respectively. The fair value of the Class C preferred shares as of the dates of issuance was equal to an 85% discount on the stated value
Number of preferred share issuance redemptions																																		622
Financial liabilities																																$ 1,069,413		$ 1,069,413
Class C preference shares [member] | Investors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	70				420	126									118
Fair value of preferred shares			$ 138,824	$ 247,059	$ 494,117				$ 61,176						$ 138,624
Change in fair value					$ 134,117
Number of shares converted			118	210					52
Finance expense	$ 82,353					$ 148,235
Class C preference shares [member] | Investors [member] | Registered offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				210
Fair value of preferred shares				$ 247,059
Stated value				$ 210,000
Class C preference shares [member] | Investors [member] | Registered offering [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate				85.00%
Class C preference shares [member] | Investors [member] | Registered offering [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate				15.00%
Class C preference shares [member] | Institutional investor [member]
IfrsStatementLineItems [Line Items]
Number of shares issued															256
Valuation loss															$ 81,176
Fair value of preferred shares															301,176
Net proceeds from issuance of preferred shares															$ 220,000
Class C preference shares [member] | Multiple investors [member]
IfrsStatementLineItems [Line Items]
Fair value of preferred shares							$ 101,176	$ 405,882
Number of shares converted							86	345
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued															672,000	3,594			656
Strike price																			$ 572.40
Fair value of warrants													$ 1,602,021		$ 312,983				$ 230,622														$ 1,942,867
Carrying cost																			104,865
Valuation loss																			$ 125,757
Strike price																$ 104.40			$ 572.40
Change in fair value													$ 340,846		82,361
Loss on extinguishment															$ 601,163
Warrant exercise price															$ 3.18
Number of warrants exercised																						142.9					135.8				31.1
Number of shares outstanding																																							166.9
Value of shares outstanding																																							$ 25,200
Warrants [member] | Warrant exercise agreements [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price																												$ 25,200												$ 28,890
Warrants to purchase common shares																												23.7
Warrants [member] | Investors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued															3,733
Fair value of warrants														$ 1,942,867	$ 626,482
Change in fair value														$ 1,316,385
Loss on extinguishment															$ 601,163
Warrant exercise price															$ 572.40
Number of warrants extinguished															3,594
Fair value of warrants extinguished															$ 312,983
Warrant term															5 years
Warrants [member] | Lind Partners [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price																				$ 12.60
Number of warrants exercised																				72
Number of shares outstanding																				277.8
Warrants [member] | Placement agents [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																							6.7
Fair value of warrants																																			$ 66,237
Warrants strike price percentage																							110.00%
Strike price																							$ 900.90												$ 900.90
Share price																																			$ 819.00
Expected volatility																																			125.00%
Dividend yield																																			0.00%
Risk free rate																																			4.76%
Prefunded warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										227,294				56,026		16,705		150
Strike price										$ 0.10
Proceeds from issuance of shares																														$ 3,724,084
Fair value of warrants										$ 5,543,327				$ 5,999,999		$ 7,797,235
Carrying cost										3,977,269				7,797,063
Valuation loss										$ 1,566,058				$ 1,797,064		$ 3,827,306
Amount credited to share capital																																	6,445,594
Proceeds from exercise of warrants																		$ 1,890												$ 22,729.40			30,069
Strike price										$ 23.90				$ 142.20		$ 232.20							806.40
Change in fair value																																	$ 1,372,403
Warrant exercise price														$ 1.80		1.80						$ 12.60	$ 12.60										$ 1.80
Fair value per warrant																$ 466.76
Proceeds from issuance of warrants																$ 3,969,929							$ 339,200
Number of warrants exercised																														227,294			16,705
Proceeds from issuance of warrants										$ 3,977,268
Warrants to purchase common shares																							420.6